Financial instruments - Fair values and risk management - Additional information (Details)			12 Months Ended
	Dec. 31, 2022 USD ($) derivative	Aug. 22, 2022 EUR (€) contract	Dec. 31, 2022 USD ($) derivative vessel	Dec. 31, 2021 USD ($) derivative	Dec. 31, 2020 USD ($)	Jun. 21, 2022	Jun. 07, 2022	Dec. 31, 2019 USD ($)	Dec. 07, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 179,929,000		$ 179,929,000	$ 152,528,000	$ 161,478,000			$ 296,954,000
Number of bareboat-in vessels | vessel			3
Bareboat leaseback contract duration			54 months
Proportion of ownership interest in subsidiary			100.00%
Percent of floating interest rates hedged			46.00%	46.00%
Amount reclassified from hedging reserve			$ 0	$ 0
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in subsidiary	100.00%
Percentage of voting equity interests acquired						50.00%	50.00%
Cap options
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 200,000,000
Cap options | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	$ 200,000,000		$ 200,000,000	$ 200,000,000
Number of derivative instruments held | derivative	2		2	2
Fx Euro hedge
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swaps entered into | contract		4
Short position, hedging percentage		20.00%
Notional amount	$ 18,398,000	€ 18,000,000	$ 18,398,000
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 179,900,000		179,900,000	$ 152,500,000
Market risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount			$ 1,000	$ 1,000	$ 1,000
Interest rate risk | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, percent			0.50%
Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	15.40%		15.40%	13.90%	14.40%
Sensitivity analysis, reasonably possible change in risk variable, percent			10.00%
Fx rate risk | Fx Euro hedge | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	$ 18,398,000		$ 18,398,000
Customer one | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	1.17%		1.17%	1.21%
Customer one | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue			8.00%	11.00%	6.00%
Customer two | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage				0.02%
Customer two | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue				10.00%
TI Pool | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	52.88%		52.88%	58.75%